Income Taxes (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Income Taxes Details Narrative Abstract
Unrecognized tax benefits	$ 0	$ 0
Deferred tax benefit	$ 0	$ 0	$ 3,444
US statutory federal rate	21.00%	21.00%	24.28%
Effective tax rate	27.50%	27.50%	30.50%